Staff Costs - Summary of Directors' Remuneration and Other Benefits (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Staff Costs [Line Items]
Directors’ remuneration	£ 1,222	£ 1,143	£ 793
Pension and other benefits	52	51	37
Directors’ remuneration & other benefits	1,274	1,194	830
Highest Paid Director
Staff Costs [Line Items]
Directors’ remuneration	780	739	601
Pension and other benefits	48	47	33
Directors’ remuneration & other benefits	£ 828	£ 786	£ 634